RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 2) - USD ($)	May 31, 2022	Nov. 30, 2021	Nov. 30, 2020
June 1, 2022 – November 30, 2022	$ 56,290
December 1, 2022 – November 30, 2023	116,177
December 1, 2023 – November 30, 2024	52,869
December 1, 2024	3,924
Total	229,260
Effect of discounting	(16,148)
Total present value of lease liabilities	213,112	$ 135,175
Less: current portion	(103,675)	(61,703)
Balance, end of period	$ 109,437	$ 135,175